Expected credit loss measurement - Development of ECL allowances and provisions (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 549	$ 544	$ 143
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	8	(63)	23
Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	542	608	$ 120
ECL movement with profit or loss impact
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(549)	(544)
ECL movement with profit or loss impact | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	8
ECL movement with profit or loss impact | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(43)	120
ECL movement with profit or loss impact | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	35	(55)
ECL movement with profit or loss impact | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	$ (542)	(608)
The percentage of Stage 3 expenses that already defaulted Stage 3 exposures contributed to	40.00%
Net movement from new and derecognized transactions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	$ (1)	(16)
Net movement from new and derecognized transactions | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(28)	(6)
Credit loss expense / (release)	28
Net movement from new and derecognized transactions | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	27	(21)
Credit loss expense / (release)	(27)
Net movement from new and derecognized transactions | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	0	11
Remeasurements with stage transfers
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(284)	(453)
Remeasurements with stage transfers | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	26	23
Credit loss expense / (release)	(26)
Remeasurements with stage transfers | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	2	(31)
Credit loss expense / (release)	(2)
Remeasurements with stage transfers | Lifetime expected credit losses | Stage 1 and 2 positions | Corporate lending
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	38
Remeasurements with stage transfers | Lifetime expected credit losses | Stage 1 and 2 positions | Real estate lending
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(41)
Remeasurements with stage transfers | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(312)	(445)
Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	95	376
Movements without profit or loss impact (write-off, FX and other) | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	118
Movements without profit or loss impact (write-off, FX and other) | Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(45)	24
Movements without profit or loss impact (write-off, FX and other) | Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	(73)	(28)
Movements without profit or loss impact (write-off, FX and other) | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	213	$ 379
Write offs / recoveries | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	442
FX and other movements | Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	$ (227)